UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21032

CREDIT SUISSE SHORT DURATION BOND FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2007 to September 30, 2007

Item 1:                   Schedule of Investments

Credit Suisse Short Duration Bond Fund

Schedule of Investments

September 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (37.8%)
Automobile Manufacturers (1.5%)
$375	DaimlerChrysler North America Holding Corp., Global Company Guaranteed Notes	(BBB+, Baa1)	03/15/11	5.875	$380,696

Banks (1.6%)
150	Bank of America Corp., Senior Unsecured Notes#	(AA, Aa1)	08/15/11	5.658	148,906
250	Wachovia Bank NA.	(AA, Aa1)	10/03/08	5.330	249,572
					398,478
Chemicals (0.6%)
125	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 09/15/10 @ $104.00)	(B+, B1)	09/15/14	8.000	138,125

Diversified Financials (15.8%)
250	Bear Stearns Company, Inc., Series MTNB, Notes#	(A+, A1)	09/09/09	5.994	246,117
300	CIT Group Holdings, Inc., Senior Notes#	(A, A2)	01/30/09	5.510	289,465
296	Citigroup, Inc., Global Senior Unsecured Notes#	(AA, Aa1)	05/18/10	5.660	293,774
250	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	248,152
250	General Electric Capital Corp., Series MTN, Global Senior Notes#‡‡	(AAA, Aaa)	10/21/10	5.460	247,392
525	General Electric Capital Corp., Series MTNA, Global Notes#‡‡	(AAA, Aaa)	07/28/08	5.460	524,820
400	General Electric Capital Corp., Series MTNA, Global Notes#‡‡	(AAA, Aaa)	12/15/09	5.814	398,779
325	Goldman Sachs Group, Inc., Global Notes	(AA-, Aa3)	06/15/10	4.500	320,527
46	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.42)	(B, B2)	02/15/12	10.250	48,185
125	International Lease Finance Corp., Global Unsubordinated Notes	(AA-, A1)	04/01/09	3.500	122,465
275	JPMorgan Chase & Co., Global Notes	(AA-, Aa2)	03/15/09	3.500	269,160
250	Residential Capital Corp., Global Senior Notes#	(BBB-, Ba1)	04/17/09	7.460	212,813
535	Residential Capital LLC, Company Guaranteed Notes#	(BBB-, Ba1)	02/22/11	7.000	436,335
269	Toyota Motor Credit Corp., Series MTN, Notes (Callabe 01/11/08 @ $100.00)‡‡	(AAA, Aaa)	01/11/11	5.125	268,696
					3,926,680
Diversified Telecommunication Services (3.3%)
400	Sprint Capital Corp., Global Company Guaranteed Notes	(BBB, Baa3)	05/01/09	6.375	406,375
430	Verizon Global Funding Corp., Global Senior Unsecured Notes	(A, A3)	01/15/08	4.000	428,403
					834,778
Electric (2.0%)
500	Public Service Company of New Mexico, Senior Notes	(BBB, Baa2)	09/15/08	4.400	495,366

Environmental Control (0.8%)
200	Waste Management, Inc., Senior Notes	(BBB, Baa3)	11/15/08	6.500	202,648

Food (0.4%)
100	Smithfield Foods, Inc., Series B, Global Senior Notes	(BB, Ba3)	10/15/09	8.000	103,750

Insurance (3.7%)
300	American International Group, Inc., Global Notes	(AA, Aa2)	05/15/08	2.875	295,218
635	Berkshire Hathaway Finance Corp., Global Company Guaranteed Notes#‡‡	(AAA, Aaa)	01/11/08	5.410	635,427
					930,645
Lodging (0.4%)
100	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/08 @ $102.38)	(B+, B1)	10/15/10	9.500	96,500

Machinery (0.4%)
100	Case New Holland, Inc., Global Company Guaranteed Notes	(BB+, Ba3)	06/01/09	6.000	99,750

Media - Broadcast (0.2%)
45	Sinclair Broadcast Group, Inc., Global Company Guaranteed Notes (Callable 03/15/08 @ $102.67)	(B, Ba3)	03/15/12	8.000	46,237

Media - Cable (4.8%)
500	Comcast Cable Communications, Inc., Notes	(BBB+, Baa2)	11/15/08	6.200	505,024
500	Cox Communications, Inc., Notes	(BBB-, Baa3)	10/01/08	3.875	492,305

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Cable
$100	CSC Holdings, Inc., Senior Notes	(B+, B2)	07/15/08	7.250	$100,500
100	DirecTV Holdings/Finance, Global Senior Notes (Callable 03/15/08 @ $104.19)	(BB-, Ba3)	03/15/13	8.375	104,375
					1,202,204
Savings & Loans (1.2%)
300	Washington Mutual, Inc., Global Notes	(A-, A2)	01/15/10	4.200	291,948

Telecom - Wireless (1.1%)
100	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC+, B2)	06/15/13	10.125	106,500
100	Dobson Cellular Systems, Inc., Global Secured Notes (Callable 11/01/08 @ $104.94)	(B-, B1)	11/01/12	9.875	108,500
50	Rural Cellular Corp., Global Secured Notes (Callable 03/15/08 @ $104.12)	(B+, Ba3)	03/15/12	8.250	52,125
					267,125
TOTAL CORPORATE BONDS (Cost $9,580,525)					9,414,930

ASSET BACKED SECURITIES (12.8%)
365	Accredited Mortgage Loan Trust, Series 2003-1, Class A1#‡‡	(AAA, Aaa)	06/25/33	4.330	336,254
36	Ameriquest Finance NIM Trust, Series 2002-N4A#	(NR, NR)	09/25/32	10.330	2,177
230	Asset Backed Funding Certificates, Series 2003-AHL1, Class A1‡‡	(AAA, Aaa)	03/25/33	3.684	227,384
500	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A2#‡‡	(AAA, Aaa)	01/25/37	5.231	485,469
33	GE Capital Mortgage Services, Inc., Series 1998-HE1, Class A7#‡‡	(AAA, Aaa)	06/25/28	6.465	33,451
0	GE Capital Mortgage Services, Inc., Series 1999-HE2, Class A5‡‡[1]	(AAA, Aaa)	03/25/29	7.510	283
812	Harley-Davidson Motorcycle Trust, Series 2004-2, Class A2#‡‡	(AAA, Aaa)	02/15/12	3.560	802,281
46	IMC Home Equity Loan Trust, Series 1997-5, Class A10#‡‡	(AAA, Aaa)	11/20/28	6.880	46,026
102	Indymac Home Equity Loan Asset Backed Trust, Series 2000-C, Class AF6‡‡	(AAA, Aaa)	02/25/30	7.340	101,482
295	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF2‡‡	(AAA, Aaa)	07/25/35	4.332	294,160
580	Residential Asset Mortgage Products, Inc., Series 2003-RS3, Class AI4‡‡	(AAA, Aaa)	04/25/33	5.670	579,211
267	Whole Auto Loan Trust, Series 2003-1, Class A4#‡‡	(AAA, Aaa)	03/15/10	2.580	264,422
TOTAL ASSET BACKED SECURITIES (Cost $3,276,167)					3,172,600

MORTGAGE BACKED SECURITIES (30.1%)
426	Bank of America Funding Corp., Series 2006-E, Class 2A1#‡‡	(AAA, Aaa)	06/20/36	5.832	426,201
388	Bank of America Mortgage Securities, Series 2006-A, Class 2A1#‡‡	(AAA, Aaa)	02/25/36	5.426	385,514
78	Countrywide Home Loans, Series 2006-HYB5, Class 2A1#‡‡	(AAA, Aaa)	09/20/36	5.852	79,031
622	Fannie Mae Pool #313409‡‡	(AAA, Aaa)	03/01/12	6.500	636,607
285	Fannie Mae Pool #545162‡‡	(AAA, Aaa)	12/01/13	6.500	293,215
39	Fannie Mae Pool #651933#‡‡	(AAA, Aaa)	07/01/32	7.195	39,632
841	Fannie Mae Pool #675346#‡‡	(AAA, Aaa)	12/01/32	4.495	853,468
428	Fannie Mae Pool #735196#‡‡	(AAA, Aaa)	11/01/34	4.630	430,292
653	Fannie Mae Pool #831730#‡‡	(AAA, Aaa)	09/01/36	6.500	665,563
102	Federal Home Loan Mortgage Corp., Series 2474, Class NE‡‡	(AAA, Aaa)	07/15/17	5.000	101,672
147	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1#‡‡	(AAA, Aaa)	10/25/35	5.329	146,074
149	Freddie Mac Pool #789806#‡‡	(AAA, Aaa)	09/01/32	6.206	150,823
667	Freddie Mac Pool #A61428‡‡	(AAA, Aaa)	02/01/37	6.000	668,287
250	Freddie Mac, Series MTN, Notes (Callable 10/28/07 @ $100.00)‡‡	(AAA, Aaa)	01/28/08	5.000	250,011
379	Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A#‡‡	(AAA, Aaa)	03/19/37	5.743	372,611
299	JPMorgan Alternative Loan Trust, Series 2005-A2 Class 1A1#‡‡	(AAA, Aaa)	01/25/36	5.391	291,306
440	JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1#‡‡	(NR, Aaa)	06/25/36	5.822	442,032
246	JPMorgan Mortgage Trust, Series 2007-A2, Class 2A1#‡‡	(AAA, Aaa)	04/25/37	5.716	246,213
133	Master Adjustable Rate Mortgages Trust, Series 2003-1, Class 2A1#‡‡	(AAA, Aaa)	12/25/32	4.650	132,437
228	Merrill Lynch Alternative Note, Series 2007-A1, Class A2A#‡‡	(AAA, Aaa)	01/25/37	5.201	224,271
216	WaMu Mortgage Pass-Through Certificates, Series 2007-HY2, Class 2A2#‡‡	(AAA, Aaa)	11/25/36	6.411	219,523
448	Washington Mutual, Series 2005-AR7, Class A1#‡‡	(AAA, Aaa)	08/25/35	4.920	442,084
TOTAL MORTGAGE BACKED SECURITIES (Cost $7,525,805)					7,496,867

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS (1.4%)
Diversified Financials (1.0%)
$250	Diageo Capital PLC, Global Notes (United Kingdom)	(A-, A3)	11/19/07	3.500	$249,352

Diversified Telecommunication Services (0.4%)
100	Intelsat, Ltd., Global Senior Notes (Bermuda)	(B, Caa1)	11/01/08	5.250	98,000
TOTAL FOREIGN BONDS (Cost $347,091)					347,352

UNITED STATES TREASURY OBLIGATION (0.6%)
145	United States Treasury Notes‡‡ (Cost $144,636)	(AAA, Aaa)	04/30/09	4.500	146,269

SHORT-TERM INVESTMENTS (16.7%)
1,000	Bank of America Corp. (Commercial Paper)		11/16/07	4.860	993,036
668	Cobbler Funding LLC (Commercial Paper)		01/23/08	5.420	656,894
100	Federal Home Loan Bank Discount Notes		10/26/07	4.674	99,688
850	Societe Generale N.A (Commercial Paper)		11/26/07	5.358	843,085
558	State Street Bank and Trust Co. Euro Time Deposit		10/01/07	3.600	558,000
1,015	UBS Finance Delaware LLC (Commercial Paper)		10/26/07	5.469	1,011,180
TOTAL SHORT-TERM INVESTMENTS (Cost $4,161,883)					4,161,883

TOTAL INVESTMENTS AT VALUE (99.4%) (Cost $25,036,107)					24,739,901

OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)					155,733

NET ASSETS (100.0%)					$24,895,634

INVESTMENT ABBREVIATIONS

NR = Not Rated

MTN = Medium Term Note

MTNA = Medium Term Note, Series A

MTNB = Medium Term Note, Series B

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate shown is the rate as of September 30, 2007.
‡‡	Collateral segregated for futures contracts.

1                                Par value of security held is less than 1,000.

OPEN FUTURES CONTRACTS

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)

U.S Treasury 2 Year Notes Futures	90	12/31/07	$18,529,453	$18,634,219	$104,766

U.S. Treasury 5 Year Notes Futures	(47)	12/31/07	(4,989,473)	(5,030,469)	(40,996)

US Treasury 10 Year Notes Futures	(11)	12/19/07	(1,192,440)	(1,202,094)	(9,654)

			$10,347,540	$12,401,656	$54,116

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At September 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $25,036,107, $32,339, $(328,545) and $(296,206), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                    Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                    Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE SHORT DURATION BOND FUND

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	November 26, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 26, 2007